NET REVENUES - Schedule of net revenues (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
NET REVENUES
Net Revenues	¥ 268,112,876	$ 38,339,631	¥ 268,060,162	¥ 221,618,968
Portfolio training services
NET REVENUES
Net Revenues	187,913,693		199,325,957	166,448,699
Research-based learning services
NET REVENUES
Net Revenues	19,636,016		14,948,520	6,512,650
Overseas study counselling services
NET REVENUES
Net Revenues	35,867,956		32,287,258	28,993,831
Other educational services
NET REVENUES
Net Revenues	¥ 24,695,211		¥ 21,498,427	¥ 19,663,788